February 23, 2018

Securities and Exchange Commission

450 5th Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Dear Sirs:

Pursuant to regulations of the Securities and Exchange Commission, submitted herewith for filing on behalf of Landstar System, Inc. is the Annual Report on Form 10-K for the period ending December 30, 2017.

During fiscal year 2017, the Company adopted the provisions of Accounting Standards Update 2016-09 – Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting prospectively.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ L. Kevin Stout
L. Kevin Stout
Vice President and Chief Financial Officer

LKS/kv